Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Party Transactions

35.	Related Party Transactions

		Assets		Liabilities	Revenue			Cost / Expense
Related parties / Nature of operation	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2020	12.31.2022	12.31.2021	12.31.2020
Controlling shareholder
State of Paraná - dividends payable	-	-	109,777	916,379	-	-	-	-	-	-
CRC Transfer (Note 32 - a)	-	-	-	-	-	253,990	341,964	-	-	-
Energia Solidária Program (a)	9,735	5,590	-	-	-	-	-	-	-	-
Tarifa Rural Noturna Program (a)	8,353	10,378	-	-	-	-	-	-	-	-
Employees transferred (b)	305	19	-	-	-	-	-	-	-	-
Meteorological System of Paraná- Simepar (c)	-	-	298	938	-	-	-	(7,422)	(10,759)	(8,573)

Entities with significant influence (d)
BNDES and BNDESPAR - dividends payable	-	-	76,684	733,939	-	-	-	-	-	-
Financing (Note 20)	-	-	2,097,606	2,216,516	-	-	-	(190,881)	(174,210)	(151,850)
Debentures - Compagás	-	-	-	-	-	-	-	-	(312)	(1,681)
Debentures - wind farms (Note 21)	-	-	216,811	231,071	-	-	-	(28,085)	(32,249)	(25,891)

State of Paraná investee
Sanepar (e)	-	-	448	436	-	-	-	(7,599)	(8,252)	(6,589)
Use of water taken from plants’ reservoirs	-	-	-	-	485	477	620	-	-	-
	-	-	-	-	-	-	-	-	-	-
Joint ventures
Voltalia São Miguel do Gostoso(f)	-	-	-	-	112	102	-	-	-	-
Dividends	1,032	1,032	-	-	-	-	-	-	-	-

Caiuá Transmissora de Energia(g) (h) (i)	313	279	1,400	1,144	3,619	3,275	3,100	(19,760)	(17,439)	(16,267)
Dividends	5,486	2,150	-	-	-	-	-	-	-	-

Integração Maranhense Transmissora (h) (i)	-	-	120	183	-	-	-	(2,671)	(2,294)	(2,029)
Dividends	6,885	2,274	-	-	-	-	-	-	-	-

Matrinchã Transmissora de Energia (h) (i)	-	-	1,355	1,065	-	-	-	(16,038)	(13,442)	(11,259)
Dividends	41,577	10,091	-	-	-	-	-	-	-	-

Guaraciaba Transmissora de Energia (h) (i)	-	-	671	489	-	-	-	(7,331)	(6,185)	(5,348)
Dividends	50,137	27,198	-	-	-	-	-	-	-	-

Paranaíba Transmissora de Energia (h) (i)	-	-	869	726	-	-	-	(10,502)	(9,170)	(8,141)
Dividends	5,400	4,973	-	-	-	-	-	-	-	-

Cantareira Transmissora de Energia (h) (i)	-	-	660	596	-	-	-	(8,184)	(6,569)	(5,912)
Dividends	9,254	6,718	-	-	-	-	-	-	-	-

Mata de Santa Genebra Transmissão (h) (i) (j)	3,236	1,473	1,401	1,245	19,318	18,795	17,636	(17,427)	(12,390)	(7,636)
Dividends	13,333	13,614	-	-	-	-	-	-	-	-

Associates
Dona Francisca Energética S.A. (k)	15	15	1,356	2,745	174	164	162	(16,089)	(16,239)	(17,078)
Dividends	852	86	-	-	-	-	-	-	-	-

Foz do Chopim Energética Ltda. (l)	302	518	-	-	3,493	3,010	2,537	-	-	-

Key management staff
Fees and social security charges (Note 31.2)	-	-	-	-	-	-	-	(22,845)	(22,204)	(21,935)
Pension and healthcare plans (Note 22.3)	-	-	-	-	-	-	-	(1,384)	(1,422)	(1,116)

Other related parties
Fundação Copel
Administrative property rental	-	-	102,410	84,367	-	-	-	(10,713)	(6,827)	(1,159)
Pension and healthcare plans (Note 22.3)	-	-	1,070,037	1,295,174	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Lactec (m)	3	5	1,131	2,385	645	594	719	(5,050)	(4,002)	(2,702)

Tecpar (n)	-	-	-	-	2,021	2,014	777	-	-	-

Celepar (o)	-	-	-	-	719	-	-	(11)	(8)	(40)
a)	Energia Solidária Program, created by state law No. 20.943/2021, replacing the Luz Fraterna Program, establishes the payment of electricity consumption to benefit low-income families, residing in the State of Paraná, whose properties - consumer units - are used exclusively for residential purposes, whether in urban or rural areas, and fulfill the requirements established in articles 2 and 3 of this law.

In March 2018, the amount of R$159,274 was settled. The principal interest, fine and monetary restatement totaled R$158,849. For these charges on electricity bills for the period of September 2010 to June 2015, a lawsuit was filed against the State of Paraná on November 5, 2018, relating to the payment of invoices under the State Law No. 14,087/2003. We highlight that despite the negotiations maintained by Management, seeking to settle this debt, uncertainties still exist regarding the realization of this asset and, therefore, this asset was not recognized, in compliance with the current accounting standards. For the tax treatment, as determined by the Brazilian Federal Revenue Office in the Normative Instruction No. 1,753/2017, the Company has taxed this revenue. Copel and the State of Paraná appealed the decision. The case is expected to be processed and sent to the Court of Justice of Paraná, for judgment at the appeal level. Management reinforces that it is making all necessary efforts and taking all appropriate measures to preserve the Company's interests.

Tarifa Rural Noturna Program, regulated by Decree No. 1,288/2019, provides for the payment to Copel Distribuição, by the State Government, of the amount corresponding to 60% of the active electricity tariff and of the charges resulting from this service, including the additional tariff flag, owned by the beneficiary consumers, included in the denominated night period consumption, as specified in the decree.

b)	Reimbursement of wages and social charges for employees transferred to the Paraná State Government. Balances presented are net of expected credit loss.
c)	The Sistema Meteorológico do Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar has contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.
d)	BNDES is the parent company of BNDES Participações S.A. - BNDESPAR, which owns Copel shares (Note 29.1). On December 22, 2018, the shareholder agreement between the State of Paraná and BNDESPAR, signed on December 22, 1998, was ended. BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.
e)	Basic sanitation provided by Sanepar.
f)	Contracts for connection to the transmission system signed by Copel GeT, Costa Oeste, Marumbi and Uirapuru, with maturities between 2031 and 2048.
g)	Operation and maintenance services agreement provided by Copel GeT, maturing on May 10, 2026. Transmission System Connection Agreement - CCT executed by Copel DIS, expiring by the end of the concession agreement of the distribution or transmission company, whichever takes place first.
h)	Charges for use of the transmission system due by Copel GeT, FDA, UEG Araucária and wind farms.
i)	Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concession operators whose subject matter is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by Aneel Normative Resolution 666/2015. Amounts are defined for four subsequent years, with annual reviews.
j)	Agreements entered by Copel GeT: for operation and maintenance services, maturing on February 1, 2028, and facility sharing, maturing on January 1, 2043.
k)	Connection to the transmission system contracts entered by Copel GeT, Costa Oeste, Marumbi and Uirapuru, maturing on between the years 2031 and 2048. Power purchase and sale agreement made by Copel GeT, maturing on March 31, 2025.
l)	Contracts entered into by Copel GeT: for operation and maintenance, maturing on May 23, 2025, and connection to the transmission system, maturing on January 1, 2043.
m)	The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), of which Copel is an associate. Lactec has service and R&D contracts with Copel GeT, FDA. UEG Araucária and Copel DIS, which are subjected to prior or later control and approval by Aneel. Copel COM provides services and sells energy to the institute.
n)	Energy sale agreement signed between Copel COM and the Institute of Technology of Paraná – Tecpar (public company of the State Government that supports innovation and economic and social development in Paraná and Brazi)l.
o)	Energy sales and service agreements contracts entered with the Information Technology Company of Paraná - Celepar (mixed capital company that is part of the indirect administration of the Paraná State Government).

The relevant transactions with related parties are shown above. Transactions arising from operations in a regulated environment are billed according to the criteria and definitions established by the regulatory agents and other transactions are recorded according to the market prices practiced by the Company.

Copel's direct and indirect subsidiaries have short and long-term energy purchase and sale agreements entered with each other, carried out in accordance with the criteria and definitions of the regulated environment. Both the balances of existing transactions and the balances of commitments are eliminated from each other when preparing the Company's consolidated financial statements.

In addition, Copel GeT has energy purchase commitments with Dona Francisca in the amount of R$47,935 (R$63,899 on December 31, 2021), and Copel COM has energy sale commitments signed with agencies and / or entities related to the Paraná State Government, totaling R$25,050 (R$31,309 on December 31, 2021).

Regarding the compensation of key management personnel, the Company does not have additional obligations beyond the short-term benefits disclosed in the table above and in the notes referenced.

35.1	Guarantees awarded to related parties

Sureties and guarantees granted by Copel to its subsidiaries for financing and debentures are informed in Notes 20 and 21.

Copel provided financial guarantees, in the form of corporate guarantee letter, for power purchase and transport agreements made by Copel GeT and its subsidiaries, in the total amount of R$4,449 (R$4,339 on December 31, 2021) and made by Copel COM (Copel Mercado Livre), in the amount of R$329,725 (R$192,707 on December 31, 2021).

Sureties and guarantees granted by Copel and Copel GeT for financing, and debentures of joint ventures are reported below:

			Final	Amount	Balance (a)	Interest	Amount
Company		Operation	maturity	approved		%	guarantees
(1)	Caiuá Transmissora	Financing BNDES	02.15.2029	84,600	27,025	49.0	(b)
(2)	Cantareira Transmissora	Debentures	08.15.2032	100,000	90,896	49.0	(b)
(3)		Financing	09.15.2032	426,834	369,048		(b)
(4)	Guaraciaba Transmissora	Financing BNDES	01.15.2031	440,000	291,436	49.0	(b)
(5)		Debentures	12.15.2030	118,000	127,116		(b)
(6)	Matrinchã Transmissora	Financing BNDES	06.15.2029	691,440	314,749	49.0	(b)
(7)		Debentures (2nd)	06.15.2029	180,000	205,146		(b)
(8)		Debentures (3rd)	12.15.2038	135,000	150,774		(c)
(9)	IMTE Transmissora	Financing	02.12.2029	142,150	48,562	49.0	(b)
(10)	Mata de Santa Genebra	Debentures (2nd)	11.15.2030	210,000	1,651,487	50.1	827,395
(11)		Debentures (3rd)	11.15.2041	1,500,000
(12)	Paranaíba Transmissora	Financing	10.15.2030	606,241	410,534	24.5	(b)
(13)		Debentures	03.15.2028	120,000	91,172		(b)
							827,395
(a)	Gross debt balance, discounted from restricted cash that is already guaranteed by the companies themselves.
(b)	For these contracts, the corporate guarantee and/or the letter of guarantee were exonerated, leaving only the pledge of Copel GeT shares.
(c)	The guarantees to be provided in the 3rd issue will only be presented after the maturity of the Debentures of the 2nd issue and the Financing with BNDES.

Corporate guarantee provided by Copel: (10) (11)

Operation guarantee: pledge of shares held by Copel Get in the ventures.